Significant accounting policies (Details) € in Thousands			12 Months Ended
	Jul. 19, 2019 shares	Nov. 02, 2017 EUR (€) shares	Dec. 31, 2019 EUR (€) Segment unit shares	Dec. 31, 2018 EUR (€)	Jul. 01, 2019 shares
Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments | Segment			2
Option outsanding at fixed valuation | €			€ 3,839
Total equity value for Affinitas | €			€ 90,000
Increase (decrease) in number of ordinary shares issued | shares			2,661,386
Number of cash-generated units | unit			6
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative			2 years
Maximum | Other and office equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property, plant, and equipment for current and comparative			5 years
Maximum | Purchased software
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative			6 years
Maximum | Licenses
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative			5 years
Maximum | Brands and trademarks
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative			20 years
Maximum | Other intangible assets
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative			5 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative			1 year
Minimum | Other and office equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property, plant, and equipment for current and comparative			3 years
Minimum | Purchased software
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative			3 years
Minimum | Licenses
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative			2 years
Minimum | Brands and trademarks
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative			10 years
Minimum | Other intangible assets
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative			1 year
Affinitas Gmbh
Summary Of Significant Accounting Policies [Line Items]
Number of instruments or interests issued or issuable | shares		120,000
Option outsanding at fixed valuation | €		€ 3,839		€ 3,839
Equity value of Affinitas | €		€ 90,000		€ 90,000
Zoosk, Inc.
Summary Of Significant Accounting Policies [Line Items]
Number of instruments or interests issued or issuable | shares					12,980,000
Treasury shares [member]
Summary Of Significant Accounting Policies [Line Items]
Increase (decrease) in number of ordinary shares acquired | shares	41,867